Business Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of revenues and cost of goods sold from operation
	Revenues		Cost of Sales
	For the Nine Months Ended		For the Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2021	2020	2021	2020
Fertilizer sales	$6,856,190	$6,735,189	$4,234,896	$3,829,659
Logistic	616,859	251,797	327,845	90,785
Agricultural products (food) sales	120	214,867	90	156,105
Total	$7,473,169	$7,201,853	$4,562,831	$4,076,549

	Revenues		Cost of Sales
	For the Years Ended		For the Years Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Fertilizer	$10,548,324	$12,178,231	$5,994,087	$6,742,300
Logistic	378,853	-	133,905	-
Agricultural products (food) sales	81,355	704,019	120,765	803,880
Total	$11,008,532	$12,882,250	$6,248,757	$7,546,180